Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of ordinary shares reflected in the balance sheets [Abstract]
Ordinary shares subject to possible redemption Beginning		$ 46,000,000
Add: Accretion of carrying value to redemption value		7,687
Add: Reclassification of temporary equity		1,380,000
Ordinary shares subject to possible redemption Ending	$ 6,055,016	$ 47,387,687
Less: Redemption of 633,792 shares	(6,529,259)
Less: Redemption of 1,025,281 shares	(10,742,905)
Less: Redemption of 2,375,991 shares	(25,180,851)
Add: Accretion of carrying value to redemption value	64,950
Add: Reclassification of temporary equity	1,055,394